Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts receivable, net
Accounts receivable - third parties	¥ 296,449		¥ 422,743		¥ 184,546
Less: Allowance for doubtful accounts, third parties	(8,216)		(4,521)
Accounts receivable - third parties, net	288,233	$ 39,749	418,222	$ 57,675	184,546
Accounts receivable - related parties	807,621		837,686		768,747
Less: Allowance for doubtful accounts	(3,354)		(2,366)
Accounts receivable - related parties, net	¥ 804,267		¥ 835,320		¥ 768,747